Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total	Preferred Stock [Member]
Balance at Dec. 31, 2022	$ 5	$ 1,341	$ (916)	$ (2,655)	$ 3,085
Balance, shares at Dec. 31, 2022	9,375
Foreign currency translation adjustment			114		114
Net loss for the financial year				1,860	1,860
Balance at Dec. 31, 2023	$ 5	1,341	(802)	4,515	5,059
Balance, shares at Dec. 31, 2023	9,375
Foreign currency translation adjustment			(192)		(192)
Net loss for the financial year				376	376
Issuance of new shares	$ 1	(332)			(332)
Balance, shares	875
Balance at Dec. 31, 2024	$ 5	1,009	(994)	4,891	4,911
Balance, shares at Dec. 31, 2024	10,250
Foreign currency translation adjustment			459		459
Net loss for the financial year				(397)	(397)
Issuance of ordinary shares pursuant to common control acquisition	$ 3	(3)
Issuance of ordinary shares pursuant to common control acquisition, shares	6,296
Share cancellation
Share cancellation, shares	(18)
Balance at Dec. 31, 2025	$ 8	$ 1,006	$ (535)	$ 4,494	$ 4,973
Balance, shares at Dec. 31, 2025	16,528